Intangible Assets - Significant Assumptions Used to Calculate the Recoverable Amount (Value in Use) (Details) - Discount rate (Post-tax)	Mar. 31, 2021	Mar. 31, 2019
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate (Post-tax)	7.00%	11.00%
Minimum
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate (Post-tax)	7.00%
Maximum
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate (Post-tax)	8.00%